Taxes	12 Months Ended
Sep. 30, 2024
Taxes
Taxes

Note 13 – Taxes

Corporation Income Tax

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

CN Energy is incorporated in the British Virgin Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the British Virgin Islands.

Under the Hong Kong tax laws, an entity, that incorporated under the laws of Hong Kong China, is not subject to income tax if no revenue is generated in Hong Kong.

Under the Enterprise Income Tax (“EIT”) Law of the PRC, an entity is subject to a 25% EIT rate while preferential tax rates, tax holidays, and even tax exemption may be granted on case-by-case basis.

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended September 30,
	2024	2023	2022
China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of PRC preferential tax rate and tax exemption	-	0.5%	(10.2%)
Research and development (“R&D”) tax credit	0.3%	2.9%	(3.5%)
Exempt income	-	0.9%	-
Effect of non-taxable government subsidy income	-	-	(4.8%)
Non-PRC entities not subject to PRC tax	(14.7%)	(20.8%)	9.8%
Change in valuation allowance	0.1%	0.5%	(2.4%)
Others	(10.4%)	(1.4%)	2.2%
Effective tax rate	0.1%	7.6%	16.1%

Note 13 – Taxes (Continued)

The income tax (benefits) expenses consisted of the following:

	For the years ended September 30,
	2024	2023	2022
Current income tax expenses	$59	$(203,551)	$323,306
Deferred income tax expenses	(8,984)	(18,571)	(9,033)
Income tax (benefits) expenses	$(8,925)	$(222,122)	$314,273

Deferred tax liabilities and assets attributable to different tax jurisdictions are not offset. Components of deferred tax assets and liabilities were as follows:

	September 30,	September 30,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$806,941	$6,152,427
Allowance on receivables	2,411,270	583,463
Allowance on inventory	76,551	344,474
Valuation allowance on deferred tax assets	(3,294,762)	(7,080,364)
Total	-	-

Deferred tax liabilities:
Accelerated depreciation of equipment	-	$34,153
Total	-	$34,153

The Company’s PRC subsidiaries had cumulative net operating loss of approximately $3.2 million and $24.6 million as of September 30, 2024 and 2023, respectively, which may be available for reducing future taxable income.

As of each reporting date, management considers evidence, both positive and negative, that could affect its view of the future realization of deferred tax assets. On the basis of this evaluation, valuation allowance of $3.3 million and $7.1 million was recorded against the gross deferred tax asset balance at September 30, 2024 and 2023, respectively. The amount of the deferred tax asset is considered unrealizable because it is more likely than not that the Company will not generate sufficient future taxable income to utilize this portion of the net operating loss. The net change in valuation allowance for the fiscal years ended September 30, 2024, 2023, and 2022 was a decrease of $3.8 million, an increase of $7.0 million, and a decrease of $226,799, respectively.